Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net earnings	$ 46,879	$ 52,501	$ 44,846
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	24,782	23,521	22,137
Stock compensation expense	4,602	4,670	4,558
Changes in current assets and liabilities	(17,614)	(1,542)	(9,615)
Effect of deferred taxes on tax provision	4,381	3,551	4,059
Change in acquisition earnout obligation	(4,459)	(7,595)
Pension contributions	(4,800)	(5,230)	(1,368)
Change in deferred revenue and costs, net	549	2,565	329
Amortization of prepaid debt fees	1,030	772	257
Change in uncertain tax positions	(1,738)	294	765
Other	(448)	2,359	1,055
Net cash provided by operating activities	53,164	75,866	67,023
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(3,345)	(4,982)	(32,316)
Change in restricted cash (acquisition escrow)	1,367	1,361	2,041
Capital expenditures	(14,754)	(13,709)	(13,438)
Additions to capitalized software	(13,080)	(14,151)	(8,827)
Net cash used by investing activities	(29,812)	(31,481)	(52,540)
Cash flows from financing activities:
Proceeds from long-term debt	192,455	49,370	40,000
Principal payments on long-term debt	(202,455)	(78,370)	(66,467)
Dividends paid	(8,554)	(8,534)	(6,335)
Purchases of shares into treasury	(5,403)
Deferred financing costs	(1,937)
Other	617	1,132	1,755
Net cash used by financing activities	(25,277)	(36,402)	(31,047)
Effect of exchange rate changes on cash and cash equivalents	(2,018)	(333)	(1,558)
Net (decrease) increase in cash and cash equivalents	(3,943)	7,650	(18,122)
Cash and cash equivalents at beginning of year	34,158	26,508	44,630
Cash and cash equivalents at end of year	30,215	34,158	26,508
Changes in current assets and liabilities:
Accounts receivable, net	(6,968)	(1,786)	(27,960)
Costs and estimated earnings on long-term contracts, net	(1,593)	(231)	(1,985)
Inventories	(11,075)	(12,459)	5,926
Other assets	4,075	35	(2,397)
Accounts payable	12	(6,118)	10,597
Advance payments on long-term contracts, net	(1,967)	17,938	2,889
Accrued expenses	(98)	1,079	3,315
Supplemental cash flow information:
Interest Paid	1,588	1,959	3,536
Income taxes paid (including state & foreign)	$ 16,544	$ 21,895	$ 21,378